EQUITY (Details 10) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of Income Statement
Interest income and readjustments	$ 782,982	$ 639,175	$ 223,290
Net income for the period	62,825	13,969	105,766
Non-controlling interests income	(4,996)	(438)	9
Non Controlling Interest [Member]
Summary of Income Statement
Net income for the period	(4,996)	(438)	$ 9
Banco CorpBanca Colombia S.A. [Member]
Summary of Income Statement
Net income for the period		150,926
Banco CorpBanca Colombia S.A. [Member] | Non Controlling Interest [Member]
Summary of Income Statement
Interest income and readjustments	579,176	482,806
Net income for the period	(14,830)	(1,563)
Non-controlling interests income	$ (5,001)	$ (527)